EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFITS
Requisite service period of employees to be eligible to participate in the 401(k) plan	3 months
Total expense for contributions made to 401(k) plan	$ 35	$ 31